Note 8 Financial instruments level 3 sensitivity analysis (Details) - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets Level 3 sensitivity analysis [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 123,185,000	€ 108,948,000	€ 141,042,000
Loans and advances at fair value through profit or loss, classified as held for trading		49,887,000	38,230,000	73,590,000
Debt instruments held for trading		30,846,000	27,955,000	28,569,000
Equity instruments held at fair value through profit or loss, classified as held for trading		9,901,000	6,760,000	4,589,000
Derivative financial assets held for trading		32,551,000	36,003,000	34,293,000
Financial assets at fair value through profit or loss, mandatorily measured at fair value		11,272,000	10,546,000	8,737,000
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		541,000	358,000	290,000
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		192,000	407,000	484,000
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		10,539,000	9,782,000	7,963,000
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		1,006,000	836,000	955,000
Financial assets at fair value through other comprehensive income	[1]	(58,809,000)	(59,002,000)	(62,205,000)
Financial liabilities at fair value through profit or loss that meet definition of held for trading		91,917,000	86,591,000	€ 121,715,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		102,000	48,000
Financial assets at fair value through profit or loss, mandatorily measured at fair value		103,000	9,000
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets level 3 total		205,000	57,000
Financial liabilities at fair value through profit or loss that meet definition of held for trading		18,000	12,000
Financial liabilities level 3 total		18,000	12,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Loans and advances at fair value through profit or loss, classified as held for trading		6,000	4,000
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		1,000	0
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Debt instruments held for trading		38,000	37,000
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	3,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Equity investments [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		42,000	0
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		102,000	6,000
Potential impact on consolidated income statement [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Derivative financial assets held for trading		15,000	6,000
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		(155,000)	(89,000)
Financial assets at fair value through profit or loss, mandatorily measured at fair value		(104,000)	(85,000)
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Financial assets at fair value through other comprehensive income		0	0
Financial assets level 3 total		(259,000)	(173,000)
Financial liabilities at fair value through profit or loss that meet definition of held for trading		(18,000)	(13,000)
Financial liabilities level 3 total		(18,000)	(13,000)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Loans and advances at fair value through profit or loss, classified as held for trading		(6,000)	(4,000)
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		(1,000)	0
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Debt instruments held for trading		(69,000)	(61,000)
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	(7,000)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Equity investments [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		(65,000)	(17,000)
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		(102,000)	(78,000)
Potential impact on consolidated income statement [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Derivative financial assets held for trading		(15,000)	(6,000)
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value		0	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Financial assets at fair value through other comprehensive income		(117,000)	(48,000)
Financial assets level 3 total		117,000	48,000
Financial liabilities at fair value through profit or loss that meet definition of held for trading		0	0
Financial liabilities level 3 total		0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Loans and advances at fair value through profit or loss, classified as held for trading		0	0
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Debt instruments held for trading		0	0
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Equity investments [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		0	0
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0
Potential impact on other comprehensive income [Member] | Most favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Derivative financial assets held for trading		0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value		0	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0
Financial assets at fair value through other comprehensive income		(190,000)	(90,000)
Financial assets level 3 total		(190,000)	(90,000)
Financial liabilities at fair value through profit or loss that meet definition of held for trading		0	0
Financial liabilities level 3 total		0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Loans and receivables, category [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Loans and advances at fair value through profit or loss, classified as held for trading		0	0
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Debt securities [Member]
Financial assets Level 3 sensitivity analysis [Line Items]
Debt instruments held for trading		0	0
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Equity investments [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Equity instruments held at fair value through profit or loss, classified as held for trading		0	0
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0
Potential impact on other comprehensive income [Member] | Least favorable hypothesis [Member] | Derivatives [member]
Financial assets Level 3 sensitivity analysis [Line Items]
Derivative financial assets held for trading		€ 0	€ 0

[1]
(1) During financial years 2025, 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.